INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of net deferred tax assets

Net deferred tax assets consist of the following components as of December 31:

	2019	2018
Federal income tax benefit attributable to:
Current operations	$93,000	$(6,748)
Less: valuation allowance	(93,000)	6,748
Net provision for Federal income taxes	$-	$-

Schedule of deferred income tax assets

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the period ended December 31, due to the following:

	2019	2018
Deferred Tax Assets:
NOL Carryover	$88,700	$1,070
Less valuation allowance	(88,700)	(1,070)
Net deferred tax assets	$-	$-